Contingencies	3 Months Ended
Mar. 31, 2013
Loss Contingency [Abstract]
Contingencies
Contingencies
Legal Proceedings
We are involved in various investigations, lawsuits, claims, demands, environmental compliance programs and other legal proceedings arising out of or incidental to the conduct of our business. While it is not possible to determine the ultimate disposition of each of these matters, we do not believe that their ultimate disposition will have a material adverse effect on our financial position, results of operations or cash flows.

Product Warranties
We generally sell products with a limited warranty. We accrue for known warranty claims if a loss is probable and can be reasonably estimated. We also accrue for estimated warranty claims incurred based on a historical claims charge analysis. Claims accrued but not yet paid and the related activity within the reserve for 2011 and 2012 are as follows:

(Dollars in Thousands)
Balance at December 31, 2011	$1,531
Product warranty charges/adjustments	461
Payments and settlements	(507)
Balance at December 31, 2012	$1,485
Contingencies
Legal Proceedings
We are involved in various investigations, lawsuits, claims, demands, environmental compliance programs and other legal proceedings arising out of or incidental to the conduct of our business. While it is not possible to determine the ultimate disposition of each of these matters, we do not believe that their ultimate disposition will have a material adverse effect on our financial position, results of operations or cash flows.
Product Warranties
We generally sell products with a limited warranty. We accrue for known warranty claims if a loss is probable and can be reasonably estimated. We also accrue for estimated warranty claims incurred based on a historical claims charge analysis. Claims accrued but not yet paid and the related activity within the accrual for the three months ended March 31, 2013, are presented below (dollars in thousands):

Balance as of December 31, 2012	$1,485
Product warranty adjustments	(1)
Payments and settlements	(319)
Balance as of March 31, 2013	$1,165